Share Capital - Schedule of Exercise Price and Remaining Contractual Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2017 shares Life $ / shares	Dec. 31, 2016 shares Life $ / shares	Dec. 31, 2015 shares Life $ / shares	Dec. 31, 2014 shares
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	4,036,095	3,241,535	2,304,179	1,885,123
Exercise Price Range One [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	758,928	620,970	406,841
Exercise price	$ 0.002	$ 0.002	$ 0.002
Weighted average of remaining contractual life | Life	8.29	10.73	17.39
Exercise Price Range Two [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	98,657	117,990	171,990
Exercise price	$ 1.21	$ 1.21	$ 1.21
Weighted average of remaining contractual life | Life	6.78	7.65	8.84
Exercise Price Range Three [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	513,969	713,282	721,632
Exercise price	$ 2.47	$ 2.47	$ 2.47
Weighted average of remaining contractual life | Life	10.45	1.12	2.30
Exercise Price Range Four [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	584,871	588,023	511,246
Exercise price	$ 3.30	$ 3.30	$ 3.32
Exercise price upper range	$ 3.48	$ 3.48
Weighted average of remaining contractual life | Life	14.96	15.96	17.75
Exercise Price Range Five [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	60,000	60,000	60,000
Exercise price	$ 6.03	$ 6.03	$ 6.03
Weighted average of remaining contractual life | Life	17.13	18.13	19.13
Exercise Price Range Six [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	409,670	416,270	432,470
Exercise price	$ 7.52	$ 7.52	$ 7.52
Weighted average of remaining contractual life | Life	17.88	18.88	19.89
Exercise Price Range Ten [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares	1,610,000
Exercise price	$ 5.08
Exercise price upper range	$ 5.99
Weighted average of remaining contractual life | Life	19.83
Exercise Price Range Seven [Member]
IfrsStatementsLineItems [Line Items]
Number of options warrants and RSU's outstanding at end of year | shares		725,000
Exercise price		$ 5.08
Weighted average of remaining contractual life | Life		19.87